Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses
Accrued expenses
	December 31, 2023	December 31, 2022
Accrued voyage expenses	$10,641	$5,742
Accrued loan interest	7,420	8,297
Accrued legal and professional fees	5,547	2,010
Total accrued expenses	$23,608	$16,049